Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	$ 308,734	$ 303,820
Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	298,711	297,162
Over 1 month and up to 3 months
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	8,583	1,448
Over 3 months and up to 12 months [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	1,440	5,210
Instruments Issued By Chilean Government And Central Bank [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	16,368	130,197
Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	16,368	130,197
Other Instruments Issued In Chile [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	292,366	173,623
Other Instruments Issued In Chile [Member] | Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	282,343	166,965
Other Instruments Issued In Chile [Member] | Over 1 month and up to 3 months
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending		1,448
Other Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	1,440	5,210
Central Bank bonds | Instruments Issued By Chilean Government And Central Bank [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	7,301	130,197
Central Bank bonds | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	7,301	130,197
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	289,279	168,825
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member] | Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	280,696	162,167
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member] | Over 1 month and up to 3 months
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	8,583	1,448
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending		5,210
Other Instruments | Other Instruments Issued In Chile [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	3,087	4,798
Other Instruments | Other Instruments Issued In Chile [Member] | Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	1,647	$ 4,798
Other Instruments | Other Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	1,440
Central Bank promissory notes | Instruments Issued By Chilean Government And Central Bank [Member]
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	9,067
Central Bank promissory notes | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Payables by selling financial instruments and security repurchase commitment [Line Items]
Payables from repurchase agreements and security lending	$ 9,067